Note 16 - Regulatory Matters/Supervisory Agreements and IMCR	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]

NOTE 16 Regulatory Matters/Supervisory Agreements and IMCR

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The Bank's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

The Bank entered into a written Supervisory Agreement with the OTS, its primary regulator at the time, effective February 22, 2011, that primarily related to the Bank’s financial performance and credit quality issues. This agreement replaced the prior memorandum of understanding that the Bank entered into with its primary regulator on December 9, 2009. In accordance with the agreement, the Bank submitted a two year business plan in May of 2011 that the OCC (as successor to the OTS) accepted with the expectation that the Bank would be in adherence with the OCC’s Notification of Establishment of Higher Minimum Capital Ratios, dated August 8, 2011, or IMCR, which required the Bank to establish and maintain a minimum core capital ratio of 8.50% by December 31, 2011. The IMCR is discussed more fully below. As required by the Supervisory Agreement, the Bank submitted updated two year business plans in January of 2012, 2013, and 2014. The Bank was required to operate within the parameters of the business plan and was required to monitor and submit periodic reports on its compliance with the plan. The Bank also submitted problem asset reduction plans at the same time that the business plans were submitted. The Bank was required to operate within the parameters of the problem asset plan and to monitor and submit periodic reports on its compliance with the plan. The Bank has also revised its loan modification policies and its program for identifying, monitoring and controlling risk associated with concentrations of credit, and improved the documentation relating to the allowance for loan and lease losses as required by the agreement. In addition, prior to termination of the Bank Supervisory Agreement, as described below, the Bank could not declare or pay any cash dividends, increase its total assets during any quarter in excess of the amount of the net interest credited on deposit liabilities during the prior quarter, enter into any new contractual arrangement or renew or extend any existing arrangement related to compensation or benefits with any directors or officers, make any golden parachute payments, or enter into any significant contracts with a third party service provider without the consent of the OCC.

Pursuant to the IMCR, effective December 31, 2011, the Bank was required to establish, and subsequently maintain, core capital at least equal to 8.50% of adjusted total assets. The Bank’s core capital to adjusted total assets ratio improved to 12.22% at December 31, 2013. Effective February 11, 2014 the OCC terminated the Supervisory Agreement and the IMCR to which the Bank was a party or was subject. As a result, the capital ratio and periodic reporting requirements, asset growth restrictions and significant contract restrictions are no longer applicable to the Bank. The dividend and compensation restrictions expressly set forth in the Bank Supervisory Agreement also terminated, although the Bank remains subject to generally applicable limitations on dividends and certain compensation arrangements under federal banking laws and regulations.

The Company also entered into a written Supervisory Agreement with the OTS effective February 22, 2011. This agreement replaced the prior memorandum of understanding that the Company entered into with its primary regulator on December 9, 2009. As required by the Supervisory Agreement, the Company submitted updated two year consolidated capital plans in January of 2012, 2013, and 2014. The Company was required to operate within the parameters of the capital plan and to monitor and submit periodic reports on its compliance with the plan. In addition, without the consent of the FRB (as successor to the OTS), the Company could not incur or issue any debt, guarantee the debt of any entity, declare or pay any cash dividends or repurchase any of the Company’s capital stock, enter into any new contractual arrangement or renew or extend any existing arrangement related to compensation or benefits with any director or officer, or make any golden parachute payments. Effective May 1, 2014, the FRB terminated the Supervisory Agreement to which the Company was subject.

Quantitative measures established by regulations to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the following table) of Tier I (Core) capital, and Risk-based capital (as defined in the regulations) to total assets (as defined).

As of January 1, 2015, the Bank is also required to maintain minimum amounts and ratios of Common Equity Tier I risk based capital, a new measure introduced by the FRB, FDIC and OCC (as described below).

At December 31, 2014 and 2013, the Bank's capital amounts and ratios are presented for actual capital, required capital and excess capital including amounts and ratios in order to qualify as being well capitalized under the prompt corrective action regulations:

	Actual		Required to be Adequately Capitalized		Excess Capital		To Be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Percent of Assets(1)	Amount	Percent of Assets (1)	Amount	Percent of Assets(1)	Amount	Percent of Assets(1)
December 31, 2014
Tier I or core capital	$66,976	11.76%	$22,775	4.00%	$44,201	7.76%	$28,469	5.00%
Tier I risk-based capital	66,976	17.21	15,562	4.00	51,414	13.21	23,343	6.00
Risk-based capital to risk-weighted assets	71,882	18.48	31,125	8.00	40,757	10.48	38,906	10.00

December 31, 2013
Tier I or core capital	$77,848	12.22%	$25,478	4.00%	$52,370	8.22%	$31,847	5.00%
Tier I risk-based capital	77,848	19.51	15,963	4.00	61,885	15.51	23,944	6.00
Risk-based capital to risk-weighted assets	82,916	20.78	31,926	8.00	50,990	12.78	39,907	10.00

(1) Based upon the Bank’s adjusted total assets for the purpose of the Tier I or core capital ratios and risk-weighted assets for the purpose of the risk-based capital ratio.

Management believes that, as of December 31, 2014, the Bank’s capital ratios were in excess of those quantitative capital ratio standards applicable on that date, set forth under the prompt corrective action regulations referenced above. However, as noted below, these measures have changed and there can be no assurance that the Bank will continue to maintain such status in the future. The OCC has extensive discretion in its supervisory and enforcement activities, and can further adjust the requirement to be “well-capitalized” in the future.

The capital requirements of the Company and the Bank are affected by regulatory changes issued in July 2013 by the FRB, the FDIC and the OCC. The changes establish an integrated regulatory capital framework for implementing the Basel Committee on Banking Supervision’s Basel III regulatory capital reforms and implementing the changes required by the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010.  The new capital requirements are effective for the Company beginning January 1, 2015, and among other things, apply a strengthened set of capital requirements to both the Bank and the Company and revise the rules for calculating risk-weighted assets for purposes of such requirements. Among other new restrictions implemented by these rules, on and after January 1, 2015, a savings institution will be deemed to be "well capitalized" if it (i) has a total risk-based capital ratio of 10% or greater, (ii) has a Tier 1 (core) risk-based capital ratio of 8% or greater, (iii) has a Common Equity Tier 1 risk-based capital ratio of 6.5% or greater, (iv) has a leverage ratio of 5% or greater, and (v) is not subject to any order or written directive by the OCC to meet and maintain a specific capital level for any capital measure; and "adequately capitalized" if it (i) has a total risk-based capital ratio of 8% or greater, (ii) has a Tier 1 (core) risk-based capital ratio of 6% or greater, (iii) has a Common Equity Tier 1 risk-based capital ratio of 4.5% or greater, and (iv) has a leverage ratio of 4% or greater. Management believes that, as of January 1, 2015, both the Bank’s and Company’s capital positions were in excess of the amounts required to be considered well capitalized under the revised Basel III capital requirements.